Cover	Dec. 22, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (this “Amendment”) is being filed to amend the Current Report on Form 8-K of LiveVox Holdings, Inc. (the “Company”), filed on December 22, 2023 (the “Original 8-K”), regarding, among other matters, the consummation of the previously announced merger pursuant to the Agreement and Plan of Merger, dated as of October 3, 2023 (the “Merger Agreement”), by and among the Company, inContact, Inc., a Delaware corporation (“Parent”), Laser Bridge Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Parent, and NICE Ltd., a company organized under the laws of the State of Israel. This Amendment includes as an exhibit a corrected Notice to Holders of Company Warrants that was filed as Exhibit No. 99.1 to the Original 8-K. The disclosure contained in Item 9.01 of the Original 8-K is hereby supplemented and amended by the disclosure contained in Item 9.01 of this Amendment.
Document Period End Date	Dec. 22, 2023
Entity File Number	001-38825
Entity Registrant Name	LIVEVOX HOLDINGS, INC.
Entity Central Index Key	0001723648
Entity Tax Identification Number	82-3447941
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	655 Montgomery Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	671-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, $0.0001 per share
Title of 12(b) Security	Class A Common Stock, $0.0001 per share
Trading Symbol	LVOX
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole Warrant exercisable to purchase one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole Warrant exercisable to purchase one share of Class A common stock at an exercise price of $11.50
Trading Symbol	LVOXW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A common stock and one-half of one redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable Warrant
Trading Symbol	LVOXU
Security Exchange Name	NASDAQ